Common shares Shares issued for services	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Common shares Shares issued for services
13.	Common Shares Issued for Services

In September 2017, the Company issued 4,736,842 shares of commons stock for services. The fair value of the shares were valued at $0.04, the closing price of the grant date.